Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Jan. 19, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Amount		$ 109,332,901	$ 179,357,487	$ 101,077,015
Monthly interest rate (%)			0.02%
Scotiabank Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 3,011,885
Monthly interest rate (%)		0.30%
Scotiabank Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 7,000,770
Monthly interest rate (%)		0.30%
Scotiabank Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 400,171
Monthly interest rate (%)		0.30%
Scotiabank Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 300,128
Monthly interest rate (%)		0.30%
Scotiabank Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 10,003,200
Monthly interest rate (%)		0.30%
Scotiabank Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 4,996,985
Monthly interest rate (%)		0.30%
Scotiabank Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,992,312
Monthly interest rate (%)		0.30%
Scotiabank Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,000,640
Monthly interest rate (%)		0.30%
Banco BICE - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BanChile Corredores de Bolsa S.A. - Chile
Date of placement		12-27-2021		12-27-2019
Due date		01-04-2022		01-02-2020
Currency		CLP		CLP
Amount		$ 500,213		$ 734,448
Monthly interest rate (%)		0.30%		0.18%
Banco Security - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-27-2019
Due date				01-02-2020
Currency				CLP
Amount				$ 658,478
Monthly interest rate (%)				0.21%
Banco Security - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,977,040
Monthly interest rate (%)		0.30%
Banco Security - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-23-2021		12-30-2019
Due date		01-04-2022		01-16-2020
Currency		CLP		CLP
Amount		$ 2,502,133		$ 1,000,060
Monthly interest rate (%)		0.30%		0.18%
Banco Security - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021		12-26-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 1,500,480		$ 2,950,955
Monthly interest rate (%)		0.30%		0.21%
Banco Security - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-11-2022
Currency		CLP
Amount		$ 1,000,110
Monthly interest rate (%)		0.30%
Banco Security - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 1,500,480
Monthly interest rate (%)		0.30%
Banco Security - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 1,000,110
Monthly interest rate (%)		0.30%
Banco de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021		12-27-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 298,203		$ 12,003,360
Monthly interest rate (%)		0.30%		0.21%
Banco de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021		12-26-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 3,207,336		$ 1,211,714
Monthly interest rate (%)		0.30%		0.21%
Banco de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021		12-26-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 2,995,176		$ 814,100
Monthly interest rate (%)		0.30%		0.21%
Banco de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				Scotia Corredora de Bolsa Chile S.A.
Date of placement				12-26-2019
Due date				01-03-2020
Currency				CLP
Amount				$ 1,500,525
Monthly interest rate (%)				0.21%
Banco De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Due date		01-05-2021
Banco de Credito e Inversiones - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.		BanChile Corredores de Bolsa S.A. - Chile
Date of placement		12-28-2021		12-30-2019
Due date		01-06-2022		01-09-2020
Currency		CLP		CLP
Amount		$ 2,778,877		$ 100,005
Monthly interest rate (%)		0.30%		0.16%
Banco de Credito e Inversiones - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BanChile Corredores de Bolsa S.A. - Chile
Date of placement		12-27-2021		12-27-2019
Due date		01-04-2022		01-02-2020
Currency		CLP		CLP
Amount		$ 900,384		$ 2,776,880
Monthly interest rate (%)		0.30%		0.18%
Banco de Credito e Inversiones - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-26-2019
Due date		01-04-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 1,272,246		$ 4,001,333
Monthly interest rate (%)		0.30%		0.20%
Banco de Credito e Inversiones - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2021		12-26-2019
Due date		01-04-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 446,271		$ 6,002,000
Monthly interest rate (%)		0.30%		0.20%
Banco de Credito e Inversiones - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2021		12-23-2019
Due date		01-04-2022		01-06-2020
Currency		CLP		CLP
Amount		$ 1,284,900		$ 1,200,672
Monthly interest rate (%)		0.30%		0.21%
Banco De Credito e Inversiones - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-26-2019
Due date				01-03-2020
Currency				CLP
Amount				$ 500,167
Monthly interest rate (%)				0.20%
Banco Itau Corpbanca - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BanChile Corredores de Bolsa S.A. - Chile
Date of placement		12-30-2021		12-27-2019
Due date		01-06-2022		01-02-2020
Currency		CLP		CLP
Amount		$ 2,500,275		$ 489,632
Monthly interest rate (%)		0.30%		0.18%
Banco Itau Corpbanca - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021		12-27-2019
Due date		01-04-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 1,200,512		$ 4,001,120
Monthly interest rate (%)		0.30%		0.21%
Banco Itau Corpbanca - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021		12-27-2019
Due date		01-11-2022		01-06-2020
Currency		CLP		CLP
Amount		$ 500,055		$ 639,513
Monthly interest rate (%)		0.30%		0.21%
Banco Itau Corpbanca - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021		12-26-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 1,500,480		$ 5,109,314
Monthly interest rate (%)		0.30%		0.21%
Banco Itau Corpbanca - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,000,640
Monthly interest rate (%)		0.30%
Banco Itau Corpbanca - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,500,275
Monthly interest rate (%)		0.30%
Banco del Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021		12-27-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 66,161		$ 5,001,400
Monthly interest rate (%)		0.30%		0.21%
Banco del Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-30-2019
Due date				01-09-2020
Currency				CLP
Amount				$ 200,012
Monthly interest rate (%)				0.18%
Banco del Estado de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-30-2019
Due date				01-24-2020
Currency				CLP
Amount				$ 331,012
Monthly interest rate (%)				0.18%
Banco del Estado de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-30-2019
Due date				01-09-2020
Currency				CLP
Amount				$ 300,018
Monthly interest rate (%)				0.18%
Banco Santander - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-30-2019
Due date				01-16-2020
Currency				CLP
Amount				$ 5,959,517
Monthly interest rate (%)				0.18%
Banco Santander - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				Scotia Corredora de Bolsa Chile S.A.
Date of placement				12-26-2019
Due date				01-03-2020
Currency				CLP
Amount				$ 5,705,073
Monthly interest rate (%)				0.21%
Banco del Estado de Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2020
Currency		CLP
Amount			$ 3,025
Banco BICE - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021		12-26-2019
Due date		01-06-2022		01-03-2020
Currency		CLP		CLP
Amount		$ 1,980,643		$ 2,289,511
Monthly interest rate (%)		0.30%		0.21%
Banco Consorcio - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-23-2019
Due date				01-06-2020
Currency				CLP
Amount				$ 300,168
Monthly interest rate (%)				0.21%
Banco De Credito e Inversiones - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BanChile Corredores de Bolsa S.A. - Chile
Date of placement				12-30-2019
Due date				01-02-2020
Currency				CLP
Amount				$ 1,124,056
Monthly interest rate (%)				0.22%
Banco Central de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BanChile Corredores de Bolsa S.A. - Chile
Date of placement		12-27-2021		12-30-2019
Due date		01-04-2022		01-02-2020
Currency		CLP		CLP
Amount		$ 6,992,381		$ 6,176,480
Monthly interest rate (%)		0.30%		0.22%
Banco Central de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BanChile Corredores de Bolsa S.A. - Chile
Date of placement		12-28-2021	12-30-2020
Due date		01-06-2022	01-04-2021
Currency		CLP	CLP
Amount		$ 7,397,112	$ 12,198,902
Monthly interest rate (%)		0.30%	0.01%
Banco Central de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 3,499,685
Monthly interest rate (%)			0.01%
Banco Santander - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-26-2019
Due date				01-03-2020
Currency				CLP
Amount				$ 9,403,133
Monthly interest rate (%)				0.20%
Scotiabank Sudamericano Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-27-2019
Due date				01-02-2020
Currency				CLP
Amount				$ 1,192,040
Monthly interest rate (%)				0.21%
Scotiabank Sudamericano Chile one [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-27-2019
Due date				01-09-2020
Currency				CLP
Amount				$ 1,200,336
Monthly interest rate (%)				0.21%
Scotiabank Sudamericano Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-30-2019
Due date				01-16-2020
Currency				CLP
Amount				$ 3,864,985
Monthly interest rate (%)				0.18%
Scotiabank Sudamericano Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				Scotia Corredora de Bolsa Chile S.A.
Date of placement				12-27-2019
Due date				01-06-2020
Currency				CLP
Amount				$ 8,363,007
Monthly interest rate (%)				0.21%
Scotiabank Sudamericano Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				Scotia Corredora de Bolsa Chile S.A.
Date of placement				12-26-2019
Due date				01-03-2020
Currency				CLP
Amount				$ 2,926,683
Monthly interest rate (%)				0.21%
Banco Consorcio [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021		12-30-2019
Due date		01-06-2022		01-24-2020
Currency		CLP		CLP
Amount		$ 133,547		$ 369,030
Monthly interest rate (%)		0.30%		0.18%
Banco Consorcio Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021		12-30-2019
Due date		01-06-2022		01-16-2020
Currency		CLP		CLP
Amount		$ 2,500,800		$ 376,110
Monthly interest rate (%)		0.30%		0.18%
Banco Central De Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 799,928
Monthly interest rate (%)			0.01%
Banco Central De Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 1,799,838
Monthly interest rate (%)			0.01%
Banco Central De Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 849,924
Monthly interest rate (%)			0.01%
Banco Central De Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 5,000,000
Monthly interest rate (%)			0.01%
Banco De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 79
Monthly interest rate (%)			0.01%
Banco De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 301,140
Monthly interest rate (%)			0.01%
Banco De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 327
Monthly interest rate (%)			0.01%
Banco De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 168
Monthly interest rate (%)			0.01%
Banco De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 75
Monthly interest rate (%)			0.01%
Banco Central De Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 997,022
Monthly interest rate (%)			0.02%
Banco Central De Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 498,511
Monthly interest rate (%)			0.02%
Banco Central De Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 598,291
Monthly interest rate (%)			0.03%
Banco Central De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 2,553,682
Monthly interest rate (%)			0.03%
Banco Central De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 1,497,373
Monthly interest rate (%)			0.03%
Banco Central De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 897,320
Monthly interest rate (%)			0.02%
Banco Central De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 897,320
Monthly interest rate (%)			0.02%
Banco Central De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 598,213
Monthly interest rate (%)			0.02%
Banco Central De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 1,989,442
Monthly interest rate (%)			0.03%
Banco Central De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of placement			12-30-2020
Due date			01-21-2021
Currency			CLP
Amount			$ 1,546,802
Monthly interest rate (%)			0.03%
Banco Central De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-28-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 25,177,686
Monthly interest rate (%)			0.03%
Banco De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 246,346
Monthly interest rate (%)			0.03%
Banco De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 10,578
Monthly interest rate (%)			0.03%
Banco De Chile Eighteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 2,642
Monthly interest rate (%)			0.03%
Banco De Chile Nineteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 667,953
Monthly interest rate (%)			0.03%
Banco De Chile Twenty [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 1,715
Monthly interest rate (%)			0.03%
Banco Credito E Inversiones Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2020
Due date		01-14-2021
Currency		CLP
Amount			$ 2,000,020
Monthly interest rate (%)			0.03%
Banco Credito E Inversiones Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2020
Due date		01-14-2021
Currency		CLP
Amount			$ 1,500,045
Monthly interest rate (%)			0.03%
Banco Credito E Inversiones Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 4,823,214
Monthly interest rate (%)			0.03%
Banco Credito E Inversiones Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2020
Due date		01-21-2021
Currency		CLP
Amount			$ 453,218
Monthly interest rate (%)			0.03%
Banco Santander Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2020
Due date		01-21-2021
Currency		CLP
Amount			$ 1,200,012
Monthly interest rate (%)			0.03%
Banco Santander Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2020
Due date		01-14-2021
Currency		CLP
Amount			$ 7,832,132
Monthly interest rate (%)			0.03%
Banco Del Estado De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-17-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 5,000,000
Monthly interest rate (%)			0.02%
Banco Del Estado De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 2,722
Monthly interest rate (%)			0.02%
Banco Del Estado De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2020
Due date		01-14-2021
Currency		CLP
Amount			$ 8,400,084
Monthly interest rate (%)			0.03%
Banco Del Estado De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 1,512
Monthly interest rate (%)			0.02%
Banco Del Estado De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-17-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 900,084
Monthly interest rate (%)			0.02%
Banco Del Estado De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 1,815
Monthly interest rate (%)			0.02%
Banco Del Estado De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2020
Due date		01-05-2021
Currency		CLP
Amount			$ 2,722
Monthly interest rate (%)			0.02%
Scotia Bank Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 1,000,010
Monthly interest rate (%)			0.03%
Basa Paraguay [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BASA - Paraguay
Date of placement			10-19-2020
Due date			01-18-2021
Currency			USD
Amount			$ 4,239
Monthly interest rate (%)			0.02%
Banco Consorcio Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021	12-29-2020
Due date		01-06-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 4,667,502	$ 11,525,797
Monthly interest rate (%)		0.30%	0.03%
Banco Consorcio Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 1,500,320
Monthly interest rate (%)		0.30%
Banco De Chile Twenty One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 4,793,536
Monthly interest rate (%)			0.03%
Banco Credito E Inversiones Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2020
Due date		01-07-2021
Currency		CLP
Amount			$ 20,639,190
Monthly interest rate (%)			0.03%
Banco Credito E Inversiones Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2020
Due date		01-14-2021
Currency		CLP
Amount			$ 5,031,227
Monthly interest rate (%)			0.03%
Banco Itau Corpobanca Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 37,761
Monthly interest rate (%)			0.03%
Banco Itau Corpobanca Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 12,085,681
Monthly interest rate (%)			0.03%
Banco Santander Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 3,530,093
Monthly interest rate (%)			0.03%
Banco Security Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 1,995,032
Monthly interest rate (%)			0.03%
Scotia Bank Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 9,363,062
Monthly interest rate (%)			0.03%
Scotia Bank Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 14,000,280
Monthly interest rate (%)			0.03%
Scotia Bank Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date	01-14-2021
Currency			CLP
Amount			$ 600,012
Monthly interest rate (%)			0.03%
Banco Central De Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-24-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 999,477
Scotia Corredora De Bo I Sa Chile De Credito e Inversioned Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-24-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 2,501,808
Monthly interest rate (%)		0.30%
Scotia Corre Do Ra Banco I Tau Corp Banca Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021
Currency		CLP
Amount		$ 4,723,523
Monthly interest rate (%)		0.30%
Banco Estado S A Corre Do Re security Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 500,213
Monthly interest rate (%)		0.30%
Banco Estado S A Corre Do Re security Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity				BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement				12-23-2019
Due date				01-06-2020
Currency				CLP
Amount				$ 300,168
Monthly interest rate (%)				0.21%
Banco Estado S A Corresdores De Bolsa Chile Banco De Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 3,502,532
Monthly interest rate (%)		0.30%
Banco Estado S A Corresdores De Bolsa Chile Banco De Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 3,086,710
Monthly interest rate (%)		0.30%
Banco Estado S A Corresdores De Bolsa Chile Banco De Credito e Inversiones Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 319,990
Banco Estado S A Corresdores De Bolsa Security Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 1,000,110
Monthly interest rate (%)		0.30%
Scotia Corredora De Bolsa Chile S A Banco De Credito E Inversiones Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,387,785